INCOME TAXES	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

8. INCOME TAXES

The income taxes recognized in loss and comprehensive loss are as follows:

	2020	2019
Current tax expense	$—	$113

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax due to the following:

	2020	2019
Income (loss) for the year before income taxes	$(59,932)	$(44,554)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	(16,182)	(12,030)
Share based payments	734	1,248
Mexican inflationary adjustments	47	105
Differing effective tax rate on loss in foreign jurisdiction	(1,594)	(1,213)
Impact of share issuance costs	(404)	(1,363)
Unrecognized deferred tax assets	17,010	11,524
Impact of foreign exchange and other	389	1,842
Total income tax expense (recovery)	$—	$113

The approximate tax effect of each item that gives rise to the Company's recognized deferred tax assets and liabilities as at December 31, 2020 and 2019 is as follows:

	2020	2019
Deferred income tax assets
Non-capital losses	$—	$106
Financing fees	229	—
	229	106

Deferred income tax liabilities
Mineral property, plant, and equipment	(90)	(106)
Debt	(139)	—
	(229)	(106)
Net deferred income tax liability	$—	$—

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	2020	2019
Non-capital losses	$12,207	$3,233
Mineral property, plant and equipment	22,085	15,056
Financing fees	1,377	1,386
Other	1,124	108
Unrecognized deferred tax assets	(36,793)	(19,783)
Total	$—	$—

At December 31, 2020, the Company had non-capital loss carry forwards of approximately $3,920 (2019 - $6,810), which expire between 2035 and 2040, available to offset future taxable income in Canada. The Company also had non-capital loss carry forwards of approximately $37,165 (2019 - $4,950), which expire between 2028 and 2030, available to offset future taxable income in Mexico